RECLAMATION DEPOSITS	12 Months Ended
Feb. 28, 2023
Reclamation Deposits
RECLAMATION DEPOSITS

8.	RECLAMATION DEPOSITS

Reclamation deposits of $594,713 (2022 – $632,935) as at February 28, 2023, consisted of a bond recorded at cost and held as security by the State of Nevada, with regard to certain exploration properties described in Note 7.